Mineral interests (Details) - Minco Silver Corp [Member] - CAD ($)	Dec. 31, 2017	Dec. 31, 2016
Disclosure of mineral interests [Line Items]
Mineral interests	$ 61,098,589	$ 59,141,579
Fuwan Silver Project [Member]
Disclosure of mineral interests [Line Items]
Mineral interests	36,626,372	35,287,777
Changkeng Project [Member]
Disclosure of mineral interests [Line Items]
Mineral interests	$ 24,472,217	$ 23,853,802